Financial liabilities at fair value through profit or loss - financial liabilities at fair value through profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	€ 45,261	€ 27,113
Non-trading derivatives	4,501	2,120
Designated as at fair value through profit or loss	58,219	41,808
Financial Liabilities	€ 107,982	€ 71,041